Property and equipment net (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, plant, and equipment, net
Depreciation expenses	$ 483,979	$ 1,389,926	$ 1,564,673